Others, Net (Tables)	12 Months Ended
Dec. 31, 2023
Others, Net [Abstract]
Schedule of Other Nonoperating Income Expense

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Government grants	42,202	87,468	32,786
Foreign exchange (losses)/gains	(5,005)	4,051	3,108
Fair value changes of short-term investments	28,810	2,477	1,049
Impairment of long-term investments	(7,000)	(10,300)	(43,740)
Donation	(9,801)	(5,450)	(914)
VAT exemption due to the COVID-19 (Note 10)	(5,353)	—	—
Loss from lease termination	(2,809)	(1,168)	(551)
Remeasured loss from previously held interest (Note 5)	(2,456)	—	—
Others	(1,915)	4,367	(3,316)

Total	36,673	81,445	(11,578)